PROVISION FOR INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX (BENEFIT) PROVISION
	2023	2022
Current:
Federal	$-	$-
State	-	-
Foreign	$-	$-
Total current provision	-	-

Deferred:
Federal	$(674,213)	$-
State	(265,698)	-
Foreign	-	-
Total deferred benefit	(939,911)	-
Change in valuation allowance	939,911	-
Total income tax provision	$-	$-

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

The following table summarizes the significant differences between the U.S. Federal statutory tax rate and the Company’s effective tax rate for financial statement purposes for the years ended December 31, 2023 and 2022:

	2023	2022
Federal income taxes at statutory rate	21.00%	0.00%
State income taxes at statutory rate	0.45%	0.00%
Acquisitions and disposals	0.10%	0.00%
Loss on extinguishment of debt	(16.44)%	0.00%
Goodwill impairment	(2.35)%	0.00%
Stock based compensation	(0.79)%	0.00%
Tax basis adjustments	(1.00)%	0.00%
Change in valuation allowance	(0.63)%	0.00%
Other	(0.34)%	0.00%
Totals	0.00%	0.00%

SCHEDULE OF DEFERRED TAX ASSETS

The following is a summary of the components of deferred tax assets and liabilities as of December 31, 2023 and 2022:

	As of	As of
	December 31,	December 31,
	2023	2022
Deferred tax assets:
Net operating losses and other tax attributes	$5,016,200	$-
Other	32,759	-
Total deferred tax assets	5,048,958	-
Deferred tax liabilities:
Depreciation and amortization	(552,039)	-
Total deferred tax liabilities	(552,039)	-
Less: Valuation allowance	(4,496,919)	-

Net deferred tax assets	$-	$-